RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Research and development collaborative agreements
Total recognized revenue	$ 43,185	$ 1,547,743	$ 1,547,743	$ 4,448,623
Collaboration agreement | Pfizer Inc.
Research and development collaborative agreements
Cost reimbursements	43,185	1,422,743	1,422,743	4,075,623
Amortization of license and development fees		125,000	125,000	373,000
Total recognized revenue	$ 43,185	$ 1,547,743	$ 1,547,743	$ 4,448,623